Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosures [Abstract]
Summary of future outstanding commitments	The Company has future outstanding commitments for installment payments for this agreement as follows:

December 31	Amount
2020	2,891,283
2021	23,130,260
Total	26,021,543